INCOME TAXES (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Major components of tax expense (income) [abstract]
Applicable tax rate	26.50%	26.50%
Non-capital losses carry-forwards	$ 29,630,000
Canadian development and exploration expenditures	$ 35,530,000	$ 35,250,000